Employee Benefit Plan (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jun. 30, 2012	Jul. 02, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Benefit Plan
Contribution as a percentage of each participating individual's base salary	3.00%	3.00%			3.00%	3.00%	3.00%
Contribution amount to simplified employee retirement plan			$ 25,000	$ 26,000	$ 52,000	$ 46,000	$ 38,000